Accumulated Other Comprehensive Loss - Summary of Accumulated Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ (51,551,749)	$ (18,369,903)	$ (2,950,677)
Balance	235,170,960	(51,551,749)	(18,369,903)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(698,532)	(103,620)	(4,727)
Other comprehensive loss	1,148,440	(594,912)	(98,893)
Balance	$ 449,908	$ (698,532)	$ (103,620)